PREFERRED STOCK - Roll-forward of the Company's preferred stock (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($) shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Dividends declared and paid in kind	$ 3.3 [1]
Ending balance, shares (in shares) | shares	167,284
Convertible Preferred Stock
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	$ 0.0
Preferred stock issued	161.8
Dividends declared and paid in kind	3.3
Ending balance	$ 165.1
Preferred Stock | Convertible Preferred Stock
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance, share (in shares) | shares	0
Preferred stock issued (in shares) | shares	164,000
Dividends declared and paid in kind (in shares) | shares	3,000
Ending balance, shares (in shares) | shares	167,000
Par Value | Convertible Preferred Stock
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	$ 0.0
Preferred stock issued	0.2
Dividends declared and paid in kind	0.0
Ending balance	0.2
Additional Paid-In Capital | Convertible Preferred Stock
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	0.0
Preferred stock issued	161.6
Dividends declared and paid in kind	3.3
Ending balance	$ 164.9

[1]	The Company exercised its payable in kind ("PIK") option in connection with all dividends paid to the holders of the Series A Preferred Stock during 2020.